Note 19 - Quarterly Results of Operations (Unaudited)	12 Months Ended
Oct. 31, 2022
Notes to Financial Statements
Quarterly Financial Information [Text Block]
(19)	Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended October 31, 2022 and 2021:

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	Quarter ended
Fiscal year ended October 31, 2022	January 31	April 30	July 31	October 31
Net sales	$14,440,295	$17,200,578	$17,382,640	$20,055,750
Gross profit	4,045,852	5,033,446	4,808,205	6,623,350
Selling, general & administrative expenses	4,780,199	5,036,331	4,954,221	5,188,984
Income (loss) before income taxes	(923,045)	(233,185)	(362,249)	1,196,081
Net income (loss)	(935,793)	(227,991)	(371,871)	1,188,564
Basic and diluted net income (loss) per share	$(0.12)	$(0.03)	$(0.05)	$0.15

	Quarter ended
Fiscal year ended October 31, 2021	January 31	April 30	July 31	October 31
Net sales	$11,876,573	$15,741,114	$15,634,760	$15,883,847
Gross profit	2,309,390	4,819,216	4,090,246	5,055,227
Selling, general & administrative expenses	4,307,924	4,589,592	4,530,563	4,811,073
Income (loss) before income taxes	(2,173,816)	3,391,775	5,376,535	(3,876)
Net income (loss)	(2,141,480)	3,385,159	5,372,767	(5,930)
Basic and diluted net income (loss) per share	$(0.29)	$0.45	$0.71	$0.00